UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5295

Dreyfus Cash Management Plus, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management Plus, Inc.
April 30, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--22.4%	Principal Amount ($)	Value ($)

Banca Monte dei Paschi di Siena SpA (London)
5.31%, 5/14/07	200,000,000	200,000,000
Banco Bilbao Vizcaya Argentaria Puerto Rico (Yankee)
5.30% - 5.31%, 5/31/07 - 6/1/07	280,000,000	280,000,000
Barclays Bank PLC (Yankee)
5.25%, 6/8/07	350,000,000	350,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
5.31%, 5/15/07	50,000,000	50,000,000
Calyon (Yankee)
5.33%, 5/10/07	415,000,000	415,000,000
HBOS Treasury Services PLC (London)
5.30%, 9/4/07	35,000,000	35,000,000
HSH Nordbank AG (Yankee)
5.30%, 8/1/07	300,000,000 a	300,000,000
Mizuho Corporate Bank Ltd. (Yankee)
5.30%, 9/4/07	100,000,000	100,000,000
UniCredito Italiano SpA (Yankee)
5.32%, 5/7/07	135,000,000	134,999,930
Union Bank of California, N.A.
5.27% - 5.32%, 5/29/07 - 8/27/07	460,000,000	459,999,962
Total Negotiable Bank Certificates of Deposit
(cost $2,324,999,892)		2,324,999,892
Commercial Paper--45.5%

Alliance & Leicester PLC
5.31%, 6/26/07	56,124,000	55,668,273
Amstel Funding Corp.
5.22%, 6/13/07	15,000,000 a	14,907,192
Amsterdam Funding Corp.
5.31%, 5/3/07	250,750,000 a	250,677,282
Aquinas Funding LLC
5.26% - 5.30%, 6/5/07	88,608,000 a	88,157,884
ASB Finance Ltd.
5.25% - 5.31%, 5/30/07 - 7/17/07	152,000,000 a	151,004,751
Atlantis One Funding Corp.
5.30%, 6/4/07	136,274,000 a	135,601,526
Bank of America Corp.
5.25% - 5.27%, 5/7/07 - 6/15/07	102,000,000	101,844,525
Barclays U.S. Funding Corp.
5.25%, 6/7/07	10,000,000	9,946,402
CAFCO LLC
5.26%, 6/8/07	10,000,000 a	9,944,900
CHARTA LLC
5.26% - 5.31%, 5/2/07 - 6/8/07	210,000,000 a	209,784,928
Citigroup Funding Inc.
5.27%, 5/4/07	15,000,000	14,993,425
Concord Minutemen Capital Co. LLC

5.31%, 5/14/07	176,972,000 a	176,637,130
CRC Funding LLC
5.31%, 5/11/07	200,000,000 a	199,709,167
Daimler Chrysler Revolving Auto Conduit LLC
5.26% - 5.31%, 5/4/07 - 5/18/07	62,374,000	62,240,033
Daimler Chrysler Revolving Auto Conduit LLC, Ser. II
5.31%, 5/18/07	51,251,000	51,124,182
DEPFA BANK PLC
5.31%, 7/18/07	300,000,000 a	296,597,250
Dexia Delaware LLC
5.25%, 6/4/07	15,000,000	14,926,121
FCAR Owner Trust, Ser. I
5.31%, 5/14/07	50,000,000	49,905,389
Gemini Securitization Corp., LLC
5.30%, 5/31/07	50,000,000 a	49,782,083
Govco Inc.
5.20% - 5.31%, 5/11/07 - 5/15/07	60,000,000 a	59,907,078
Harrier Finance Funding Ltd.
5.26% - 5.31%, 5/3/07 - 6/13/07	194,169,000 a	194,023,267
HBOS Treasury Services PLC
5.31%, 5/10/07 - 5/16/07	468,348,000	467,514,181
ING America Insurance Holdings Inc.
5.31%, 5/14/07	85,000,000	84,839,161
K2 (USA) LLC
5.31%, 5/24/07	29,500,000 a	29,401,241
Kredietbank N.A. Finance Corp.
5.31%, 5/14/07 - 5/25/07	77,510,000	77,287,265
Liquid Funding Ltd.
5.32% - 5.33%, 5/16/07 - 7/5/07	84,900,000 a	84,280,859
Mane Funding Corp.
5.28%, 6/19/07	15,000,000 a	14,893,220
Nationwide Building Society
5.31%, 7/18/07	49,000,000	48,444,217
Northern Rock PLC
5.31%, 5/8/07 - 5/16/07	144,100,000	143,865,778
Picaros Funding LLC
5.27%, 6/5/07	15,000,000 a	14,923,729
Raiffeisen Zentralbank Oesterreich
5.31% - 5.32%, 5/14/07 - 7/30/07	459,842,000	457,358,007
Regency Markets No. 1 LLC
5.31%, 5/15/07	140,000,000 a	139,714,711
Scaldis Capital Ltd.
5.32%, 7/25/07	50,000,000 a	49,385,521
Sigma Finance Inc.
5.32%, 5/1/07	35,000,000 a	35,000,000
Simba Funding Corp.
5.28% - 5.31%, 5/14/07 - 6/18/07	64,371,000 a	64,172,979
Skandinaviska Enskilda Banken AB
5.20%, 5/10/07	10,000,000	9,987,037
Societe Generale N.A. Inc.
5.25% - 5.31%, 5/8/07 - 6/6/07	410,000,000	408,517,996
Solitaire Funding Ltd.

5.30%, 6/1/07	70,000,000 a	69,684,747
Stadshypotek Delaware Inc.
5.25%, 5/7/07	10,400,000 a	10,390,918
Swedbank (ForeningsSparbanken AB)
5.31%, 5/31/07	250,000,000	248,909,375
Thames Asset Global Securitization No. 1 Inc.
5.31%, 5/10/07	63,927,000 a	63,843,176
Total Commercial Paper
(cost $4,719,796,906)		4,719,796,906
Corporate Notes--8.1%

Bank of America N.A.
5.32%, 5/25/07	375,000,000 b	375,000,000
General Electric Capital Corp.
5.28%, 5/25/07	100,000,000 b	100,000,000
Harrier Finance Funding Ltd.
5.31%, 5/18/07	75,000,000 a,b	74,999,785
Links Finance LLC
5.33%, 10/16/07 - 10/30/07	110,000,000 a,b	109,994,898
Morgan Stanley
5.48%, 1/18/08	10,000,000 b	10,010,752
Sigma Finance Inc.
5.33%, 8/15/07	175,000,000 a,b	174,997,459
Total Corporate Notes
(cost $845,002,894)		845,002,894
Promissory Note--3.1%

Goldman Sachs Group Inc.
5.45%, 5/2/07
(cost $325,000,000)	325,000,000	325,000,000
Time Deposits--9.2%

Deutsche Bank Financial LLC (Grand Cayman)
5.29%, 5/1/07	300,000,000	300,000,000
HSH Nordbank AG (Grand Cayman)
5.31%, 5/1/07	200,000,000	200,000,000
Landesbank Hessen-Thuringen Girozentrale (Grand Cayman)
5.31%, 5/1/07	200,000,000	200,000,000
Nordea Bank Finland PLC (Grand Cayman)
5.28%, 5/1/07	150,000,000	150,000,000
Regions Bank (Grand Cayman)
5.25%, 5/1/07	101,000,000	101,000,000
Total Time Deposits
(cost $951,000,000)		951,000,000
Repurchase Agreements--11.8%

Banc of America Securities LLC
5.37%, dated 4/30/07, due 5/1/07 in the amount of
$30,004,475 (fully collateralized by $29,382,045
Corporate Bonds, 8.20%, due 8/15/11, value
$31,500,001)	30,000,000	30,000,000
Barclays Financial LLC
5.36%, dated 4/30/07, due 5/1/07 in the amount of
$125,018,620 (fully collateralized by $125,518,677
Corporate Bonds, 5.10%-8%, due 11/15/08-1/15/33,

value $128,750,001)	125,000,000	125,000,000
Credit Suisse (USA) Inc.
5.39%, dated 4/30/07, due 5/1/07 in the amount of
$200,029,958 (fully collateralized by $192,805,000
Corporate Bonds, 4.625%-8.375%, due 8/15/11-3/15/37,
value $206,004,461)	200,000,000	200,000,000
Greenwich Capital Markets
5.38%, dated 4/30/07, due 5/1/07 in the amount of
$375,056,068 (fully collateralized by $574,841,261
Corporate Bonds, 0%-9.31%, due 12/15/10-4/13/47,
value $382,934,919 and $42,870,000 Federal National
Mortgage Association, Pass Thru Certificates, 0%-5.38%,
dated 7/25/32-1/17/40, value $3,316,721)	375,000,000	375,000,000
Lehman Brothers Inc.
5.31%, dated 4/30/07, due 5/1/07 in the amount of
$100,014,750 (fully collateralized by $79,299,566
Corporate Bonds, 6.25%-13.70%, due 2/3/09-12/15/25,
value $81,589,988 and $23,165,000 Corporate Notes,
9.60%-13.355%, due 1/9/08-11/24/08, value $23,384,651)	100,000,000	100,000,000
Merrill Lynch & Co. Inc.
5.36%, dated 4/30/07, due 5/1/07 in the amount of
$200,029,792 (fully collateralized by $412,005,000
Corporate Bonds, 0%, due 5/5/53-10/5/53, value
$206,002,500)	200,000,000	200,000,000
Merrill Lynch & Co. Inc.
5.27%, dated 4/30/07, due 5/1/07 in the amount of
$200,029,278 (fully collateralized by $190,306,000
Corporate Bonds, 4.75%-6.97%, due 5/1/09-12/5/43,
value $183,553,353 and $22,435,960 Corporate Notes,
3.50%-5.40%, due 1/11/08-5/1/08, value $22,447,304)	200,000,000	200,000,000
Total Repurchase Agreements
(cost $1,230,000,000)		1,230,000,000
Total Investments (cost $10,395,799,692)	100.1%	10,395,799,692
Liabilities, Less Cash and Receivables	(.1%)	(6,244,616)
Net Assets	100.0%	10,389,555,076

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to $3,072,417,681 or 29.6% of net assets.
b	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management Plus, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 19, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)